RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Firstleap Education	Dec. 31, 2013 Lebai USD ($) item	Dec. 31, 2013 Lebai CNY	Nov. 30, 2012 Lebai USD ($)	Nov. 30, 2012 Lebai CNY	Dec. 31, 2013 Lebai USD ($)	Dec. 31, 2012 Lebai USD ($)	Dec. 31, 2013 Lebai Rental income USD ($)	Dec. 31, 2012 Lebai Rental income USD ($)	Dec. 31, 2013 Lebai Tutoring services income USD ($)	Dec. 31, 2013 Beijing 58 USD ($)	Dec. 31, 2012 Beijing 58 USD ($)	Dec. 31, 2011 Beijing 58 USD ($)	Dec. 31, 2013 Chengshi Wanglin USD ($)	Dec. 31, 2012 Chengshi Wanglin USD ($)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 2,631	$ 1,592			$ 2,631				$ 2,631	$ 1,592
Equity ownership interest (as a percent)				16.11%
Amount loaned to related party					2,631	16,000	1,592	10,000
Interest rate (as a percent)					4.00%	4.00%	10.00%	10.00%
Number of unsecured loans					2	2
Total advertising expense	112	294	493											101	141	493	11	153
Unsettled balance														0	0		0	0
Amount of transactions with related party revenue									$ 276	$ 99	$ 159	$ 99	$ 117